Details of Net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Cash and due from banks	₩ 167,793	₩ 185,534	₩ 225,554
Trading assets	489,836	454,274	510,764
Financial assets designated at fair value through profit or loss	57,899	43,398	48,264
Available-for-sale financial assets	671,912	632,829	665,561
Held-to-maturity financial assets	651,107	561,823	539,190
Loans	9,673,635	9,230,303	9,024,682
Others	86,472	128,141	115,689
Interest income	11,798,654	11,236,302	11,129,704
Interest expense:
Deposits	(2,482,415)	(2,586,742)	(2,861,027)
Borrowings	(352,069)	(300,759)	(325,564)
Debt securities issued	(1,085,366)	(1,085,830)	(1,183,758)
Others	(35,851)	(57,605)	(66,422)
Interest expense	(3,955,701)	(4,030,936)	(4,436,771)
Net interest income	₩ 7,842,953	₩ 7,205,366	₩ 6,692,933